Cover	Sep. 21, 2020	Aug. 18, 2020
Document Information [Line Items]
Entity Central Index Key		0001635282
Amendment Flag		false
Document Type		8-K
Document Period End Date		Jan. 06, 2021
Entity Registrant Name		Rimini Street, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37397
Entity Tax Identification Number		36-4880301
Entity Address, Address Line One		3993 Howard Hughes Parkway
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89169
City Area Code		(702)
Local Phone Number		839-9671
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		RMNI
Security Exchange Name		NASDAQ
Public Units
Document Information [Line Items]
Title of 12(b) Security		Public Units, each consisting of one share of Common Stock, $0.0001 par value, and one-half of one Warrant
Trading Symbol		RMNIU
Warrant
Document Information [Line Items]
Title of 12(b) Security		Warrants, exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol		RMNIW